Vanguard® Large-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Linde plc	550,367	262,448
	Freeport-McMoRan Inc.	1,656,161	82,676
	Air Products and Chemicals Inc.	256,241	76,293
	Ecolab Inc.	295,154	75,362
	Newmont Corp. (XNYS)	1,328,420	71,004
	Fastenal Co.	660,290	47,158
	Nucor Corp.	273,491	41,117
	International Flavors & Fragrances Inc.	294,651	30,918
	LyondellBasell Industries NV Class A	299,905	28,761
	Avery Dennison Corp.	92,852	20,498
	International Paper Co.	400,210	19,550
	CF Industries Holdings Inc.	208,066	17,852
	Celanese Corp.	125,886	17,115
	Steel Dynamics Inc.	84,556	10,661
	Albemarle Corp.	67,780	6,419
	Westlake Corp.	22,304	3,352
			811,184
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	10,887,941	2,028,750
*	Tesla Inc.	3,129,957	818,891
	Home Depot Inc.	1,144,905	463,916
	Costco Wholesale Corp.	511,016	453,026
	Walmart Inc.	5,099,281	411,767
*	Netflix Inc.	494,673	350,857
	McDonald's Corp.	826,805	251,770
	Walt Disney Co.	2,090,372	201,073
	Lowe's Cos. Inc.	656,800	177,894
*	Uber Technologies Inc.	2,300,586	172,912
	Booking Holdings Inc.	38,641	162,761
	TJX Cos. Inc.	1,302,667	153,115
	Starbucks Corp.	1,306,157	127,337
	NIKE Inc. Class B	1,384,850	122,421
*	Chipotle Mexican Grill Inc.	1,578,514	90,954
	Target Corp.	533,269	83,115
*	O'Reilly Automotive Inc.	66,860	76,996
	Hilton Worldwide Holdings Inc.	284,011	65,465
	Marriott International Inc. Class A	259,572	64,530
	DR Horton Inc.	338,214	64,521
*	AutoZone Inc.	19,690	62,024
	General Motors Co.	1,295,310	58,082
*	Airbnb Inc. Class A	456,433	57,880
	Ross Stores Inc.	384,501	57,871
*	Trade Desk Inc. Class A	515,980	56,577
	Lennar Corp. Class A	282,619	52,985
*	Copart Inc.	998,158	52,303
	Ford Motor Co.	4,499,551	47,515
	Yum! Brands Inc.	324,003	45,266
	Royal Caribbean Cruises Ltd.	252,132	44,718
	Electronic Arts Inc.	304,435	43,668
	Delta Air Lines Inc.	743,750	37,775
	eBay Inc.	563,447	36,686
	Tractor Supply Co.	124,398	36,191
*	Lululemon Athletica Inc.	131,228	35,609
	PulteGroup Inc.	239,104	34,319
*	NVR Inc.	3,372	33,085
	Garmin Ltd.	177,325	31,215
*	Take-Two Interactive Software Inc.	192,044	29,519
*	Roblox Corp. Class A	621,218	27,495
	Estee Lauder Cos. Inc. Class A	255,495	25,470

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Omnicom Group Inc.	225,388	23,303
	Best Buy Co. Inc.	223,920	23,131
	Genuine Parts Co.	160,659	22,441
	Darden Restaurants Inc.	136,625	22,424
*	Aptiv plc	306,475	22,069
*	United Airlines Holdings Inc.	378,912	21,621
	Dollar General Corp.	253,297	21,421
*	Ulta Beauty Inc.	54,962	21,387
	Las Vegas Sands Corp.	424,700	21,379
*	Expedia Group Inc.	143,776	21,282
*	Warner Bros Discovery Inc.	2,545,515	21,001
*	Live Nation Entertainment Inc.	187,455	20,524
	Southwest Airlines Co.	690,989	20,474
*	Carnival Corp.	1,100,356	20,335
*	Burlington Stores Inc.	73,588	19,389
	Domino's Pizza Inc.	40,337	17,351
	Rollins Inc.	334,908	16,940
*	Dollar Tree Inc.	235,517	16,562
*	Carvana Co.	67,835	11,811
	Fox Corp. Class A	267,103	11,306
	News Corp. Class A	423,198	11,270
	Pool Corp.	20,949	7,894
*	MGM Resorts International	131,089	5,124
	Fox Corp. Class B	127,067	4,930
	Warner Music Group Corp. Class A	146,871	4,597
	News Corp. Class B	144,587	4,041
	Lennar Corp. Class B	6,906	1,194
			7,683,525
Consumer Staples (4.5%)
	Procter & Gamble Co.	2,708,298	469,077
	Coca-Cola Co.	4,470,861	321,276
	PepsiCo Inc.	1,583,227	269,228
	Philip Morris International Inc.	1,791,983	217,547
	Mondelez International Inc. Class A	1,539,512	113,416
	Altria Group Inc.	1,966,564	100,373
	Colgate-Palmolive Co.	941,752	97,763
	CVS Health Corp.	1,449,967	91,174
	McKesson Corp.	149,486	73,909
	Kimberly-Clark Corp.	388,152	55,226
	Kenvue Inc.	2,206,749	51,042
	Constellation Brands Inc. Class A	189,004	48,704
	General Mills Inc.	641,452	47,371
	Keurig Dr Pepper Inc.	1,250,786	46,880
	Corteva Inc.	792,704	46,603
	Cencora Inc.	203,319	45,763
	Sysco Corp.	566,507	44,222
	Kroger Co.	748,568	42,893
*	Monster Beverage Corp.	790,230	41,226
	Archer-Daniels-Midland Co.	550,858	32,908
	Hershey Co.	170,302	32,661
	Kraft Heinz Co.	906,164	31,815
	Church & Dwight Co. Inc.	282,142	29,546
	Kellanova	317,332	25,612
	McCormick & Co. Inc.	290,630	23,919
	Clorox Co.	142,872	23,275
	Tyson Foods Inc. Class A	329,251	19,610
	Conagra Brands Inc.	552,536	17,969
	Brown-Forman Corp. Class B	334,786	16,472
	Hormel Foods Corp.	347,726	11,023
	Campbell Soup Co.	223,932	10,955
	Walgreens Boots Alliance Inc.	398,472	3,570
	Brown-Forman Corp. Class A	48,871	2,350
			2,505,378
Energy (3.4%)
	Exxon Mobil Corp.	5,120,990	600,283
	Chevron Corp.	2,002,668	294,933
	ConocoPhillips	1,338,517	140,919
	EOG Resources Inc.	655,417	80,571
	Schlumberger NV	1,636,505	68,651

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Williams Cos. Inc.	1,404,667	64,123
	Phillips 66	482,457	63,419
	Marathon Petroleum Corp.	385,770	62,846
	ONEOK Inc.	673,084	61,338
	Kinder Morgan Inc.	2,174,376	48,032
	Valero Energy Corp.	350,756	47,363
	Cheniere Energy Inc.	247,716	44,549
	Hess Corp.	319,576	43,399
	Baker Hughes Co.	1,144,740	41,382
	Occidental Petroleum Corp.	738,921	38,084
	Diamondback Energy Inc.	219,259	37,800
*	First Solar Inc.	117,212	29,237
	Devon Energy Corp.	721,367	28,220
	Halliburton Co.	916,401	26,622
	Coterra Energy Inc.	810,163	19,403
	Targa Resources Corp.	126,364	18,703
	Marathon Oil Corp.	645,128	17,180
*	Enphase Energy Inc.	148,382	16,770
	EQT Corp.	342,858	12,562
	Texas Pacific Land Corp.	11,267	9,968
			1,916,357
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	2,018,878	929,209
	JPMorgan Chase & Co.	3,279,451	691,505
	Bank of America Corp.	8,049,380	319,399
	Wells Fargo & Co.	3,923,303	221,627
	S&P Global Inc.	369,059	190,663
	Goldman Sachs Group Inc.	363,978	180,209
	Progressive Corp.	675,068	171,305
	BlackRock Inc.	162,191	154,002
	Morgan Stanley	1,401,144	146,055
	Citigroup Inc.	2,088,878	130,764
	Chubb Ltd.	442,257	127,542
	Blackstone Inc.	830,007	127,099
	Marsh & McLennan Cos. Inc.	566,728	126,431
	Charles Schwab Corp.	1,742,429	112,927
	Intercontinental Exchange Inc.	661,703	106,296
	KKR & Co. Inc.	767,182	100,179
	CME Group Inc.	415,048	91,580
	PNC Financial Services Group Inc.	458,156	84,690
	Moody's Corp.	178,401	84,667
	Aon plc Class A (XNYS)	237,864	82,299
	US Bancorp	1,798,633	82,251
	Aflac Inc.	645,337	72,149
	Arthur J Gallagher & Co.	252,524	71,053
	Truist Financial Corp.	1,543,252	66,005
	Travelers Cos. Inc.	262,695	61,502
	Bank of New York Mellon Corp.	850,408	61,110
	Allstate Corp.	304,322	57,715
	Apollo Global Management Inc.	459,364	57,379
	MetLife Inc.	686,014	56,582
	American International Group Inc.	742,008	54,337
	Ameriprise Financial Inc.	113,160	53,164
	MSCI Inc.	86,109	50,196
	Prudential Financial Inc.	411,429	49,824
*	Arch Capital Group Ltd.	411,665	46,057
	Discover Financial Services	289,274	40,582
	Hartford Financial Services Group Inc.	337,568	39,701
*	Coinbase Global Inc. Class A	222,161	39,582
*	Berkshire Hathaway Inc. Class A	57	39,397
	Nasdaq Inc.	530,834	38,756
	Willis Towers Watson plc	117,105	34,491
	M&T Bank Corp.	192,593	34,305
	Fifth Third Bancorp	779,944	33,413
	Ares Management Corp. Class A	203,637	31,735
	Broadridge Financial Solutions Inc.	134,606	28,944
	State Street Corp.	327,099	28,938
	T Rowe Price Group Inc.	256,722	27,965
	Brown & Brown Inc.	263,200	27,268

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Raymond James Financial Inc.	213,745	26,175
	Cboe Global Markets Inc.	120,665	24,721
	Regions Financial Corp.	1,055,798	24,632
	Huntington Bancshares Inc.	1,673,868	24,606
	Cincinnati Financial Corp.	180,171	24,525
	Principal Financial Group Inc.	267,069	22,941
*	Markel Group Inc.	14,182	22,246
	Citizens Financial Group Inc.	491,226	20,175
	FactSet Research Systems Inc.	43,834	20,157
	LPL Financial Holdings Inc.	86,106	20,031
	Northern Trust Corp.	220,893	19,887
	Everest Group Ltd.	49,898	19,552
	W R Berkley Corp.	329,166	18,674
	Fidelity National Financial Inc.	299,180	18,567
	KeyCorp.	1,070,700	17,934
	Loews Corp.	215,106	17,004
	Interactive Brokers Group Inc. Class A	119,271	16,622
	Tradeweb Markets Inc. Class A	133,951	16,566
	Corebridge Financial Inc.	272,430	7,944
	Franklin Resources Inc.	180,824	3,644
*	Rocket Cos. Inc. Class A	154,240	2,960
			5,852,412
Health Care (11.4%)
	Eli Lilly & Co.	985,957	873,499
	UnitedHealth Group Inc.	1,064,376	622,319
	Johnson & Johnson	2,774,659	449,661
	AbbVie Inc.	2,035,954	402,060
	Merck & Co. Inc.	2,921,736	331,792
	Thermo Fisher Scientific Inc.	440,288	272,349
	Abbott Laboratories	2,005,405	228,636
	Danaher Corp.	749,183	208,288
*	Intuitive Surgical Inc.	409,588	201,218
	Amgen Inc.	619,334	199,556
	Pfizer Inc.	6,531,587	189,024
	Stryker Corp.	395,299	142,806
*	Boston Scientific Corp.	1,697,287	142,233
	Elevance Health Inc.	267,280	138,986
*	Vertex Pharmaceuticals Inc.	297,495	138,359
	Medtronic plc	1,478,122	133,075
*	Regeneron Pharmaceuticals Inc.	124,963	131,366
	Bristol-Myers Squibb Co.	2,336,884	120,910
	Gilead Sciences Inc.	1,435,016	120,312
	Cigna Group	322,214	111,628
	Zoetis Inc.	469,980	91,825
	HCA Healthcare Inc.	208,227	84,630
	Becton Dickinson & Co.	333,125	80,316
	Agilent Technologies Inc.	336,241	49,925
*	IDEXX Laboratories Inc.	94,859	47,925
*	IQVIA Holdings Inc.	199,612	47,302
	GE HealthCare Technologies Inc.	500,181	46,942
*	Edwards Lifesciences Corp.	694,219	45,812
*	Centene Corp.	606,196	45,634
	Humana Inc.	138,743	43,945
	ResMed Inc.	169,318	41,334
*	Alnylam Pharmaceuticals Inc.	147,932	40,686
*	Veeva Systems Inc. Class A	167,632	35,181
*	Biogen Inc.	167,956	32,557
	Cardinal Health Inc.	281,079	31,065
*	DexCom Inc.	461,642	30,948
	STERIS plc	113,747	27,588
*	Moderna Inc.	398,986	26,664
	Zimmer Biomet Holdings Inc.	234,872	25,354
*	Cooper Cos. Inc.	229,644	25,339
	West Pharmaceutical Services Inc.	83,665	25,113
*	Waters Corp.	68,462	24,639
*	Illumina Inc.	183,488	23,929
*	Molina Healthcare Inc.	67,590	23,289
	Baxter International Inc.	588,370	22,340
*	Hologic Inc.	267,870	21,821

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Labcorp Holdings Inc.	96,839	21,642
*	Align Technology Inc.	81,847	20,815
	Quest Diagnostics Inc.	128,389	19,932
*	Avantor Inc.	744,843	19,269
	Revvity Inc.	142,086	18,151
	Viatris Inc.	1,376,577	15,982
*	BioMarin Pharmaceutical Inc.	219,214	15,409
	Royalty Pharma plc Class A	439,473	12,433
*	Insulet Corp.	40,379	9,398
*	Incyte Corp.	94,418	6,241
*,1	ABIOMED Inc. CVR	12	—
			6,359,452
Industrials (11.5%)
	Visa Inc. Class A	1,775,184	488,087
	Mastercard Inc. Class A	950,814	469,512
	Accenture plc Class A	721,979	255,205
	General Electric Co.	1,187,336	223,908
	Caterpillar Inc.	558,910	218,601
	RTX Corp.	1,533,275	185,772
	Union Pacific Corp.	702,134	173,062
	Lockheed Martin Corp.	274,735	160,599
	American Express Co.	573,574	155,553
	Honeywell International Inc.	748,829	154,790
	Eaton Corp. plc	458,888	152,094
	Automatic Data Processing Inc.	470,008	130,065
	Deere & Co.	301,741	125,926
*	Fiserv Inc.	663,141	119,133
	United Parcel Service Inc. Class B (XNYS)	844,287	115,110
*	Boeing Co.	710,227	107,983
	Trane Technologies plc	260,136	101,123
	Sherwin-Williams Co.	261,679	99,875
	Parker-Hannifin Corp.	148,225	93,652
*	PayPal Holdings Inc.	1,178,223	91,937
	Northrop Grumman Corp.	168,563	89,013
	TransDigm Group Inc.	61,443	87,687
	3M Co.	633,216	86,561
	Illinois Tool Works Inc.	325,078	85,193
	General Dynamics Corp.	269,196	81,351
	Cintas Corp.	394,906	81,303
*	GE Vernova Inc.	316,762	80,768
	Carrier Global Corp.	988,564	79,570
	CSX Corp.	2,234,341	77,152
	Emerson Electric Co.	660,102	72,195
	FedEx Corp.	254,101	69,542
	Norfolk Southern Corp.	260,591	64,757
	Capital One Financial Corp.	418,010	62,589
	United Rentals Inc.	76,234	61,729
	Johnson Controls International plc	769,955	59,756
	PACCAR Inc.	604,242	59,627
	Fidelity National Information Services Inc.	628,271	52,618
	WW Grainger Inc.	50,651	52,617
*	Fair Isaac Corp.	26,845	52,174
	L3Harris Technologies Inc.	218,649	52,010
	Cummins Inc.	157,938	51,139
	Quanta Services Inc.	169,804	50,627
	Paychex Inc.	373,569	50,129
	Otis Worldwide Corp.	461,615	47,980
	Howmet Aerospace Inc.	470,470	47,165
	Ferguson Enterprises Inc.	232,056	46,079
	AMETEK Inc.	266,928	45,834
	Ingersoll Rand Inc. (XYNS)	464,974	45,642
	Dow Inc.	810,501	44,278
	Old Dominion Freight Line Inc.	222,268	44,151
	Verisk Analytics Inc.	164,119	43,977
*	Block Inc. (XNYS)	639,665	42,941
	Equifax Inc.	142,603	41,905
	DuPont de Nemours Inc.	432,885	38,574
	Vulcan Materials Co.	152,141	38,101
	Martin Marietta Materials Inc.	70,405	37,896

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Xylem Inc.	280,114	37,824
*	Mettler-Toledo International Inc.	24,621	36,924
	Westinghouse Air Brake Technologies Corp.	202,012	36,720
	PPG Industries Inc.	269,050	35,638
	Rockwell Automation Inc.	130,738	35,098
*	Keysight Technologies Inc.	201,142	31,968
	Fortive Corp.	404,026	31,890
	Dover Corp.	158,401	30,372
	Veralto Corp.	270,592	30,268
	Global Payments Inc.	293,158	30,025
	Ball Corp.	350,052	23,772
*	Corpay Inc.	75,992	23,767
*	Teledyne Technologies Inc.	53,961	23,617
	TransUnion	223,815	23,433
	Synchrony Financial	455,662	22,728
	Packaging Corp. of America	103,507	22,295
*	Zebra Technologies Corp. Class A	59,491	22,031
	Expeditors International of Washington Inc.	162,808	21,393
	Masco Corp.	251,765	21,133
	Stanley Black & Decker Inc.	177,348	19,531
	Textron Inc.	216,148	19,146
	Jacobs Solutions Inc.	143,292	18,757
	HEICO Corp. Class A	86,914	17,710
	Snap-on Inc.	60,759	17,602
*	Trimble Inc.	281,453	17,475
	JB Hunt Transport Services Inc.	94,124	16,220
	Hubbell Inc.	30,963	13,263
	HEICO Corp.	47,359	12,383
*	Amentum Holdings Inc.	70,206	2,264
*,2	Symbotic Inc.	14,333	350
			6,442,214
Real Estate (2.3%)
	Prologis Inc.	1,067,248	134,772
	American Tower Corp.	538,375	125,205
	Equinix Inc.	109,442	97,144
	Welltower Inc.	702,125	89,893
	Public Storage	182,382	66,363
	Realty Income Corp.	1,003,492	63,641
	Digital Realty Trust Inc.	377,379	61,071
	Simon Property Group Inc.	357,004	60,341
	Crown Castle Inc.	500,806	59,411
	Extra Space Storage Inc.	244,242	44,010
*	CBRE Group Inc. Class A	353,101	43,954
	Iron Mountain Inc.	338,225	40,191
	VICI Properties Inc.	1,202,198	40,045
	AvalonBay Communities Inc.	163,870	36,912
*	CoStar Group Inc.	472,171	35,621
	Equity Residential	415,148	30,912
	Ventas Inc.	476,421	30,553
	SBA Communications Corp.	123,866	29,815
	Weyerhaeuser Co.	838,837	28,403
	Alexandria Real Estate Equities Inc.	201,803	23,964
	Invitation Homes Inc.	670,858	23,654
	Essex Property Trust Inc.	74,075	21,883
	Mid-America Apartment Communities Inc.	134,656	21,397
	Sun Communities Inc.	143,663	19,416
	WP Carey Inc.	252,249	15,715
	Healthpeak Properties Inc.	403,380	9,225
	UDR Inc.	190,066	8,618
	Lineage Inc.	79,036	6,195
			1,268,324
Technology (36.4%)
	Apple Inc.	16,648,791	3,879,168
	Microsoft Corp.	8,567,637	3,686,654
	NVIDIA Corp.	26,937,424	3,271,281
	Meta Platforms Inc. Class A	2,518,215	1,441,527
	Alphabet Inc. Class A	6,753,959	1,120,144
	Broadcom Inc.	5,365,453	925,541
	Alphabet Inc. Class C	5,471,257	914,739

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
	Oracle Corp.	1,905,890	324,764
*	Advanced Micro Devices Inc.	1,865,540	306,098
	Salesforce Inc.	1,061,053	290,421
*	Adobe Inc.	511,076	264,625
	International Business Machines Corp.	1,061,709	234,723
	QUALCOMM Inc.	1,284,052	218,353
	Texas Instruments Inc.	1,052,405	217,395
*	ServiceNow Inc.	237,444	212,367
	Applied Materials Inc.	950,254	191,999
	Intuit Inc.	306,098	190,087
	Micron Technology Inc.	1,278,101	132,552
	Analog Devices Inc.	572,274	131,720
*	Palo Alto Networks Inc.	373,229	127,570
	Lam Research Corp.	150,695	122,979
	KLA Corp.	154,950	119,995
	Intel Corp.	4,435,736	104,062
	Amphenol Corp. Class A	1,388,193	90,455
*	Synopsys Inc.	177,058	89,660
*	Palantir Technologies Inc. Class A	2,345,890	87,267
*	Cadence Design Systems Inc.	315,608	85,539
*	Crowdstrike Holdings Inc. Class A	266,131	74,642
	Marvell Technology Inc.	997,740	71,957
	Roper Technologies Inc.	123,522	68,733
*	Autodesk Inc.	248,386	68,425
*	Workday Inc. Class A	244,351	59,722
*	Fortinet Inc.	705,273	54,694
*	DoorDash Inc. Class A	373,955	53,375
	TE Connectivity plc	350,284	52,889
	Microchip Technology Inc.	618,246	49,639
	Monolithic Power Systems Inc.	53,382	49,352
	Cognizant Technology Solutions Corp. Class A	571,118	44,079
*	Gartner Inc.	84,367	42,754
	Vertiv Holdings Co. Class A	410,691	40,860
	HP Inc.	1,127,717	40,451
	Corning Inc.	887,399	40,066
*	Snowflake Inc. Class A	347,205	39,880
*	Datadog Inc. Class A	340,578	39,187
	Dell Technologies Inc. Class C	320,496	37,992
*	ON Semiconductor Corp.	493,577	35,839
	CDW Corp.	153,919	34,832
*	ANSYS Inc.	100,702	32,087
	Hewlett Packard Enterprise Co.	1,498,075	30,651
*	HubSpot Inc.	56,262	29,909
*	Atlassian Corp. Ltd. Class A	184,573	29,312
	NetApp Inc.	236,230	29,177
*	Tyler Technologies Inc.	49,216	28,728
*	Western Digital Corp.	395,636	27,018
*	Cloudflare Inc. Class A	332,737	26,915
	Seagate Technology Holdings plc	242,414	26,552
*	GoDaddy Inc. Class A	162,434	25,466
	Teradyne Inc.	188,234	25,210
*	Super Micro Computer Inc.	57,332	23,873
*	Pinterest Inc. Class A	696,170	22,535
*	MongoDB Inc.	80,368	21,727
*	Zoom Video Communications Inc. Class A	272,078	18,975
	Skyworks Solutions Inc.	184,234	18,197
*	VeriSign Inc.	95,695	18,178
*	Zscaler Inc.	104,607	17,881
	SS&C Technologies Holdings Inc.	240,563	17,852
*	Akamai Technologies Inc.	174,755	17,641
*	MicroStrategy Inc. Class A	100,727	16,982
*	AppLovin Corp. Class A	128,482	16,773
	Gen Digital Inc. (XNGS)	603,441	16,552
*	Okta Inc.	185,507	13,791
*	Snap Inc. Class A	1,215,653	13,007
	Leidos Holdings Inc.	77,673	12,661
	Bentley Systems Inc. Class B	184,430	9,371
			20,368,074

Vanguard® Large-Cap Index Fund
		Shares	Market Value ($000)
Telecommunications (2.0%)
	Cisco Systems Inc.	4,179,361	222,426
	Verizon Communications Inc.	4,366,851	196,115
	Comcast Corp. Class A	4,452,443	185,978
	AT&T Inc.	8,264,712	181,824
*	Arista Networks Inc.	289,699	111,192
	T-Mobile US Inc.	537,984	111,018
	Motorola Solutions Inc.	192,307	86,467
*	Charter Communications Inc. Class A	106,892	34,642
			1,129,662
Utilities (2.7%)
	NextEra Energy Inc.	2,368,758	200,231
	Southern Co.	1,261,821	113,791
	Duke Energy Corp.	888,600	102,456
	Waste Management Inc.	462,552	96,026
	Constellation Energy Corp.	363,232	94,448
	American Electric Power Co. Inc.	613,221	62,916
	Sempra	729,751	61,029
	Dominion Energy Inc.	966,888	55,876
	Waste Connections Inc. (XTSE)	297,377	53,177
	Public Service Enterprise Group Inc.	574,100	51,215
	PG&E Corp.	2,410,916	47,664
	Republic Services Inc.	235,221	47,242
	Vistra Corp.	395,931	46,934
	Exelon Corp.	1,152,103	46,718
	Xcel Energy Inc.	642,347	41,945
	Consolidated Edison Inc.	399,112	41,560
	Edison International	442,570	38,543
	WEC Energy Group Inc.	364,384	35,046
	American Water Works Co. Inc.	224,608	32,847
	Entergy Corp.	246,559	32,450
	Eversource Energy	412,159	28,047
	FirstEnergy Corp.	630,347	27,956
	Ameren Corp.	307,202	26,868
	PPL Corp.	808,130	26,733
	DTE Energy Co.	202,886	26,053
	CMS Energy Corp.	344,364	24,322
	CenterPoint Energy Inc.	749,068	22,038
	Alliant Energy Corp.	295,544	17,937
	NiSource Inc.	258,303	8,950
	Evergy Inc.	125,714	7,795
	Avangrid Inc.	89,218	3,193
			1,522,006
Total Common Stocks (Cost $25,512,526)			55,858,588
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 5.014% (Cost $135,639)	1,356,450	135,645
Total Investments (100.2%) (Cost $25,648,165)			55,994,233
Other Assets and Liabilities—Net (-0.2%)			(91,501)
Net Assets (100%)			55,902,732
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $217,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $240,000 was received for securities on loan.
CVR—Contingent Value Rights.

Vanguard® Large-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	24	6,977	38

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/29/25	BANA	41,243	(5.125)	—	(87)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Vanguard® Large-Cap Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	55,858,588	—	—	55,858,588
Temporary Cash Investments	135,645	—	—	135,645
Total	55,994,233	—	—	55,994,233
Derivative Financial Instruments
Assets
Futures Contracts[1]	38	—	—	38
Liabilities
Swap Contracts	—	(87)	—	(87)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.